UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments.

Schedule of Investments
Cookson Peirce Core Equity Fund
February 28, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS 112.24%
Aerospace & Defense 5.07%
General Dynamics Corp.	1,000	$123,270
Precision Castparts Corp.	4,500	238,680
		361,950
Biotechnology 3.48%
Applera Corp. - Applied Biosystems Group	8,800	248,776

Capital Markets 7.33%
E*Trade Financial Corp. (a)	10,010	256,056
The Goldman Sachs Group, Inc.	1,890	267,038
		523,094
Chemicals 1.76%
Monsanto Co.	1,500	125,820

Commercial Services & Supplies 2.79%
Waste Management, Inc.	6,000	199,560

Construction & Engineering 8.35%
Jacobs Engineering Group Inc. (a)	3,170	271,796
McDermott International, Inc. (a)	6,300	324,765
		596,561
Construction Materials 1.47%
Martin Marietta Materials, Inc.	1,080	105,300

Diversified Financial Services 3.10%
Moody's Corp.	3,300	221,100

Electronic Equipment & Instruments 7.71%
Agilent Technologies, Inc. (a)	7,500	270,000
Gerber Scientific, Inc. (a)	27,000	280,530
		550,530
Energy Equipment & Services 2.36%
Parker Drilling Co. (a)	18,200	168,350

Food & Staples Retailing 1.21%
Whole Foods Market, Inc.	1,350	86,238

Gas Utilities 1.75%
Questar Corp.	1,710	125,258

Health Care Equipment & Supplies 5.59%
Millipore Corp. (a)	2,750	190,657
Varian Medical Systems, Inc. (a)	3,600	208,368
		399,025
Health Care Providers & Services 12.22%
Aetna Inc.	4,760	242,760
CIGNA Corp.	710	87,153
Coventry Health Care, Inc. (a)	5,745	342,517
Humana Inc. (a)	690	35,652
McKesson Corp.	1,480	80,112
Wellpoint, Inc. (a)	1,100	84,469
		872,663
Insurance 6.97%
Manulife Financial Corp.	3,940	251,924
W.R. Berkley Corp.	4,250	246,032
		497,956
IT Services 2.20%
DST Systems, Inc. (a)	2,800	157,444

Machinery 13.33%
Caterpillar Inc.	4,000	292,320
Cummins Inc.	3,400	368,152
Harsco Corp.	3,650	291,197
		951,669
Metals & Mining 14.18%
Freeport-McMoRan Copper & Gold, Inc. - Class B	3,990	202,014
Nucor Corp.	4,430	381,201
Peabody Energy Corp.	5,600	270,312
Phelps Dodge Corp.	1,150	158,700
		1,012,227
Oil & Gas 6.05%
Marathon Oil Corp.	4,900	345,940
The Williams Companies, Inc.	4,000	86,280
		432,220
Real Estate 0.41%
Simon Property Group, Inc.	350	29,040

Road & Rail 4.48%
Burlington Northern Santa Fe Corp.	2,310	181,658
Norfolk Southern Corp.	2,700	138,186
		319,844
Specialty Retail 0.43%
Charming Shoppes, Inc. (a)	2,280	30,529

TOTAL COMMON STOCKS (Cost $7,032,460)		8,015,154

	Principal
	Amount
SHORT TERM INVESTMENT 0.81%

Investment Company
AIM Liquid Assets	57,646	57,646

TOTAL SHORT TERM INVESTMENT (Cost $57,646)		57,646

Total Investments (Cost $7,090,106) 113.05%		8,072,800
Liabilities in Excess of Other Assets (13.05)%		(931,782)
TOTAL NET ASSETS 100.00%		$7,141,018

Percentages are stated as a percent of net assets.

(a) Non Income Producing

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows*:

Cost of investments	$7,090,106
Gross unrealized appreciation	1,039,642
Gross unrealized depreciation	(56,948)
Net unrealized appreciation	$982,694

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated May 31, 2006.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter ended February 28, 2006 that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
                                  Joseph Neuberger, President and Treasurer

Date      April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By       /s/ Joseph Neuberger
                                  Joseph Neuberger, President and Treasurer

Date      April 17, 2006